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                                                       -------------------------
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                                                       hours per response: 20.00
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                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-Q

        CERTIFIED SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

Investment Company Act file
number                              811-2699
      --------------------------------------------------------------------------


                               AIM Growth Series
--------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



                  11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
              (Address of principal executive offices) (Zip code)


       Robert H. Graham 11 Greenway Plaza, Suite 100 Houston, Texas 77046
--------------------------------------------------------------------------------
                     (Name and address of agent for service)


Registrant's telephone number, including area code:   (713)626-1919
                                                   ------------------

Date of fiscal year end:   12/31
                        --------------------

Date of reporting period:  03/31/05
                         -------------------

Item 1.  Schedule of Investments.

                         AIM AGGRESSIVE ALLOCATION FUND
            Quarterly Schedule of Portfolio Holdings o March 31, 2005

       Effective April 29, 2005, after the close of the reporting period, AIM Aggressive Allocation Fund was renamed AIM Growth Allocation Fund


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                            --Registered Trademark--

AIMinvestments.com              GAL-QTR-1 3/05              A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                   MARKET
                                                                                     SHARES                        VALUE
------------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS--100.00% (a)

AIM Dynamics Fund-Institutional Class--5.03%                          (b)                370,169            $        6,118,896
------------------------------------------------------------------------------------------------------------------------------
AIM High Yield Fund-Institutional Class--4.86%                                         1,333,387                     5,906,903
------------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund-Institutional Class--12.74%                         1,354,608                    15,496,721
------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund-Institutional Class--13.00%             (b)                772,010                    15,803,036
------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional Class--17.33%            (b)              1,577,102                    21,070,089
------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional Class--19.49%                 (b)              2,448,785                    23,704,234
------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund-Institutional Class--12.67%                                        706,019                    15,412,404
------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate Fund-Institutional Class--4.97%                                          251,943                     6,041,596
------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap Growth Fund-Institutional Class--9.91%                  (b)                444,205                    12,055,710
==============================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $117,038,095)                                                             $      121,609,589
______________________________________________________________________________________________________________________________
==============================================================================================================================

Notes to Schedule of Investments:

(a) The underlying fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

    See accompanying notes which are an integral part of this schedule.

GAL-QTR-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds advised by AIM Advisors, Inc.

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

        Securities in the underlying funds, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs, and domestic and foreign index futures.

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

GAL-QTR-1

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated mutual funds for the three months ended March 31, 2005.

INVESTMENTS IN AFFILIATES:

                                                                        CHANGE IN
                            MARKET                       PROCEEDS       UNREALIZED        MARKET
                            VALUE        PURCHASES         FROM        APPRECIATION       VALUE         DIVIDEND       REALIZED
FUND                       12/31/04       AT COST          SALES      (DEPRECIATION)     03/31/05        INCOME      GAIN (LOSS)
---------------------------------------------------------------------------------------------------------------------------------
AIM Dynamics
Fund-Institutional
Class                    $  3,781,016   $  2,420,842   $    (13,164)   $    (70,891)   $  6,118,896   $         --   $      1,093
---------------------------------------------------------------------------------------------------------------------------------
AIM High Yield
Fund-Institutional
Class                       3,610,019      2,463,778        (12,824)       (154,566)      5,906,903         75,167            496
---------------------------------------------------------------------------------------------------------------------------------
AIM International
Core Equity Fund -
Institutional Class         9,502,721      6,052,105        (33,369)        (29,167)     15,496,721             --          4,431
---------------------------------------------------------------------------------------------------------------------------------
AIM International
Growth
Fund-Institutional
Class                       9,688,825      6,052,105        (34,008)         90,752      15,803,036             --          5,362
---------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
Basic Value
Fund-Institutional
Class                      12,836,834      8,472,947        (45,088)       (196,736)     21,070,089             --          2,132
---------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap
Growth
Fund-Institutional
Class                      14,582,137      9,683,368        (50,721)       (513,253)     23,704,234             --          2,703
---------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector
Fund-Institutional
Class                       9,340,168      6,052,105        (33,091)         50,353      15,412,404             --          2,869
---------------------------------------------------------------------------------------------------------------------------------
AIM Real Estate             3,967,454      2,454,414        (13,242)       (369,774)      6,041,596         33,572          2,744
Fund-Institutional
Class
---------------------------------------------------------------------------------------------------------------------------------
AIM Small Cap               7,438,317      4,841,684        (25,876)       (199,778)     12,055,710             --          1,363
Growth
Fund-Institutional
Class
=================================================================================================================================
   TOTAL                 $ 74,747,491   $ 48,493,348   $   (261,383)   $ (1,393,060)   $121,609,589   $    108,739   $     23,193
_________________________________________________________________________________________________________________________________
=================================================================================================================================

GAL-QTR-1

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the three months ended March 31, 2005 was $48,493,348 and $261,383, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS

Aggregate unrealized appreciation of investment securities                $     4,602,531
-----------------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities                     (35,148)
=========================================================================================
Net unrealized appreciation of investment securities                      $     4,567,383
_________________________________________________________________________________________
=========================================================================================

Cost of investments for tax purposes is $117,042,206.


                                       F-4

GAL-QTR-1

                              AIM BASIC VALUE FUND
         Quarterly Schedule of Portfolio Holdings o March 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com             BVA-QTR-1 3/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                       MARKET
                                                                                       SHARES                          VALUE
----------------------------------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY

INTERESTS--91.00%

ADVERTISING--4.52%

Interpublic Group of Cos., Inc. (The)                          (a)(b)                   12,182,700                 $   149,603,556
----------------------------------------------------------------------------------------------------------------------------------
Omnicom Group Inc.                                             (b)                       2,180,000                     192,973,600
==================================================================================================================================
                                                                                                                       342,577,156
==================================================================================================================================

AEROSPACE & DEFENSE--1.12%

Honeywell International Inc.                                                             2,271,300                      84,515,073
==================================================================================================================================

APPAREL RETAIL--1.92%

Gap, Inc. (The)                                                (b)                       6,647,300                     145,177,032
==================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--2.08%

Bank of New York Co., Inc. (The)                                                         5,425,000                     157,596,250
==================================================================================================================================

BUILDING PRODUCTS--4.31%

American Standard Cos. Inc.                                                              3,982,000                     185,083,360
----------------------------------------------------------------------------------------------------------------------------------
Masco Corp.                                                    (b)                       4,083,800                     141,585,346
==================================================================================================================================
                                                                                                                       326,668,706
==================================================================================================================================

COMMUNICATIONS EQUIPMENT--0.73%

Motorola, Inc.                                                 (b)                       3,702,000                      55,418,940
==================================================================================================================================

CONSUMER ELECTRONICS--1.25%

Koninklijke (Royal) Philips Electronics N.V.-New York
Shares (Netherlands)                                           (a)                       3,453,098                      95,029,257
==================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--4.04%

Ceridian Corp.                                                 (a)                       6,071,300                     103,515,665
----------------------------------------------------------------------------------------------------------------------------------
First Data Corp.                                               (b)                       5,151,000                     202,485,810
==================================================================================================================================
                                                                                                                       306,001,475
==================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--3.74%

Cendant Corp.                                                                            7,715,000                     158,466,100
----------------------------------------------------------------------------------------------------------------------------------
H&R Block, Inc.                                                (b)                       2,465,400                     124,699,932
==================================================================================================================================
                                                                                                                       283,166,032
==================================================================================================================================

ENVIRONMENTAL SERVICES--2.61%

Waste Management, Inc.                                                                   6,857,167                     197,829,268
==================================================================================================================================

BVA-QTR-1                             F-1

                                                                                                                       MARKET
                                                                                       SHARES                          VALUE
----------------------------------------------------------------------------------------------------------------------------------
FOOD RETAIL--2.50%

Kroger Co. (The)                                               (a)(b)                    7,641,400                 $   122,491,642
----------------------------------------------------------------------------------------------------------------------------------
Safeway Inc.                                                   (a)(b)                    3,605,000                      66,800,650
==================================================================================================================================
                                                                                                                       189,292,292
==================================================================================================================================

GENERAL MERCHANDISE STORES--1.68%

Target Corp.                                                                             2,539,300                     127,015,786
==================================================================================================================================

HEALTH CARE DISTRIBUTORS--6.09%

Cardinal Health, Inc.                                                                    5,044,000                     281,455,200
----------------------------------------------------------------------------------------------------------------------------------
McKesson Corp.                                                                           4,771,900                     180,139,225
==================================================================================================================================
                                                                                                                       461,594,425
==================================================================================================================================

HEALTH CARE EQUIPMENT--1.47%

Waters Corp.                                                   (a)                       3,122,100                     111,739,959
==================================================================================================================================

HEALTH CARE FACILITIES--2.15%

HCA Inc.                                                       (b)                       3,039,000                     162,799,230
==================================================================================================================================

HEALTH CARE SERVICES--0.42%

IMS Health Inc.                                                (b)                       1,295,400                      31,594,806
==================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--0.96%

Starwood Hotels & Resorts Worldwide, Inc.                      (b)(c)                    1,205,800                      72,384,174
==================================================================================================================================

INDUSTRIAL CONGLOMERATES--3.67%

Tyco International Ltd. (Bermuda)                              (b)                       8,236,000                     278,376,800
==================================================================================================================================

INDUSTRIAL MACHINERY--0.96%

Parker Hannifin Corp.                                                                    1,199,200                      73,055,264
==================================================================================================================================

INVESTMENT BANKING & BROKERAGE--4.22%

Merrill Lynch & Co., Inc.                                      (b)                       2,612,000                     147,839,200
----------------------------------------------------------------------------------------------------------------------------------
Morgan Stanley                                                                           3,001,900                     171,858,775
==================================================================================================================================
                                                                                                                       319,697,975
==================================================================================================================================

LEISURE PRODUCTS--0.59%

Mattel, Inc.                                                   (b)                       2,091,460                      44,652,671
==================================================================================================================================

MANAGED HEALTH CARE--3.02%

UnitedHealth Group Inc.                                                                  2,399,400                     228,854,772
==================================================================================================================================

MOVIES & ENTERTAINMENT--2.40%

Walt Disney Co. (The)                                          (b)                       6,320,000                     181,573,600
==================================================================================================================================

MULTI-LINE INSURANCE--1.74%

Genworth Financial Inc.-Class A                                                          4,779,400                     131,529,088
==================================================================================================================================

BVA-QTR-1                             F-2

                                                                                                                       MARKET
                                                                                       SHARES                          VALUE
----------------------------------------------------------------------------------------------------------------------------------
OIL & GAS DRILLING--4.08%

ENSCO International Inc.                                       (b)                       2,510,700                 $    94,552,962
----------------------------------------------------------------------------------------------------------------------------------
Transocean Inc. (Cayman Islands)                               (a)                       4,166,698                     214,418,279
==================================================================================================================================
                                                                                                                       308,971,241
==================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--3.88%

Halliburton Co.                                                                          4,350,000                     188,137,500
----------------------------------------------------------------------------------------------------------------------------------
Weatherford International Ltd. (Bermuda)                       (a)                       1,832,300                     106,163,462
==================================================================================================================================
                                                                                                                       294,300,962
==================================================================================================================================

OTHER DIVERSIFIED FINANCIAL SERVICES--5.23%

Citigroup Inc.                                                                           4,119,597                     185,134,689
----------------------------------------------------------------------------------------------------------------------------------
JPMorgan Chase & Co.                                                                     6,103,360                     211,176,256
==================================================================================================================================
                                                                                                                       396,310,945
==================================================================================================================================

PACKAGED FOODS & MEATS--1.50%

Unilever N.V. (Netherlands)                                    (d)                       1,665,000                     113,341,374
==================================================================================================================================

PHARMACEUTICALS--7.50%

Pfizer Inc.                                                                              6,100,300                     160,254,881
----------------------------------------------------------------------------------------------------------------------------------
Sanofi-Aventis (France)                                        (d)                       3,173,760                     267,996,937
----------------------------------------------------------------------------------------------------------------------------------
Wyeth                                                          (b)                       3,315,000                     139,826,700
==================================================================================================================================
                                                                                                                       568,078,518
==================================================================================================================================

PROPERTY & CASUALTY INSURANCE--1.98%

ACE Ltd. (Cayman Islands)                                                                3,627,000                     149,686,290
==================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.00%

Novellus Systems, Inc.                                         (a)(b)                    2,834,000                      75,752,820
==================================================================================================================================

SYSTEMS SOFTWARE--3.17%

Computer Associates International, Inc.                        (b)                       8,848,047                     239,782,074
==================================================================================================================================

THRIFTS & MORTGAGE FINANCE--4.47%

Fannie Mae                                                     (b)                       3,340,000                     181,863,000
----------------------------------------------------------------------------------------------------------------------------------
MGIC Investment Corp.                                          (b)                       1,279,100                      78,882,097
----------------------------------------------------------------------------------------------------------------------------------
Radian Group Inc.                                                                        1,633,856                      78,000,285
==================================================================================================================================
                                                                                                                       338,745,382
==================================================================================================================================

Total Common Stocks & Other Equity Interests (Cost
$5,494,901,500)                                                                                                      6,893,109,637
==================================================================================================================================

MONEY MARKET FUNDS--1.10%

Liquid Assets Portfolio-Institutional Class                    (e)                      41,580,188                      41,580,188
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                       (e)                      41,580,188                      41,580,188
==================================================================================================================================

Total Money Market Funds (Cost $83,160,376)                                                                             83,160,376
==================================================================================================================================

TOTAL INVESTMENTS--92.10% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $5,578,061,876)                                                                             6,976,270,013
==================================================================================================================================

BVA-QTR-1                             F-3

                                                                                                                       MARKET
                                                                                       SHARES                          VALUE
----------------------------------------------------------------------------------------------------------------------------------
INVESTMENTS PURCHASED WITH CASH

COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--7.90%

Liquid Assets Portfolio-Institutional Class                    (e)(f)                  299,319,196                 $   299,319,196
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                       (e)(f)                  299,319,197                     299,319,197
==================================================================================================================================

Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $598,638,393)                                                                 598,638,393
==================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $6,176,700,269)                                                                  $ 7,574,908,406
__________________________________________________________________________________________________________________________________
==================================================================================================================================

     Notes to Schedule of Investments:

(a)  Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at March 31, 2005.

(c)  Each unit represents one common share and one Class B share.

(d) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $381,338,311, which represented 5.03% of the Fund's Total Investments. See
     Note 1A.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     See accompanying notes which are an integral part of this schedule.


BVA-QTR-1                             F-4

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

BVA-QTR-1                              F-5

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.

BVA-QTR-1                              F-6

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.


INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                               MARKET                                        UNREALIZED      MARKET                  REALIZED
                               VALUE         PURCHASES       PROCEEDS       APPRECIATION     VALUE        DIVIDEND     GAIN
FUND                          12/31/04        AT COST       FROM SALES     (DEPRECIATION)   03/31/05       INCOME     (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio -
Institutional Class         $ 49,840,942   $139,227,083   $ (147,487,837)  $          --    $ 41,580,188  $353,344   $     --
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio -
Institutional Class           49,840,942    139,227,083     (147,487,837)             --      41,580,188   362,202         --
=============================================================================================================================
   SUBTOTAL                 $ 99,681,884    278,454,166   $ (294,975,674)  $          --    $ 83,160,376  $715,546   $     --
_____________________________________________________________________________________________________________________________
=============================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                               MARKET                                        UNREALIZED      MARKET                  REALIZED
                               VALUE         PURCHASES       PROCEEDS       APPRECIATION     VALUE        DIVIDEND     GAIN
FUND                          12/31/04        AT COST       FROM SALES     (DEPRECIATION)   03/31/05       INCOME*    (LOSS)
-----------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio -
Institutional Class         $ 312,297,068  $ 149,374,379  $ (162,352,251)  $          --    $ 299,319,196 $  26,035  $     --
-----------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio -
Institutional Class           312,297,069    149,374,379    (162,352,251)             --      299,319,197    26,690        --
=============================================================================================================================
   SUBTOTAL                 $ 624,594,137  $ 298,748,758  $ (324,704,502)  $          --    $ 598,638,393 $  52,725  $     --
=============================================================================================================================
   TOTAL                    $ 724,276,021  $ 577,202,924  $ (619,680,176)  $          --    $ 681,798,769 $ 768,271  $     --
_____________________________________________________________________________________________________________________________
=============================================================================================================================

* Net of rebates.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

          At March 31, 2005, securities with an aggregate value of $587,457,977 were on loan to brokers. The loans were secured by cash collateral of $598,638,393 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2005, the Fund received dividends on cash collateral of $52,725 for securities lending transactions, which are net of rebates.

BVA-QTR-1                              F-7

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $110,227,225 and $252,152,962, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities      $ 1,672,798,100
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities       (282,947,280)
================================================================================
Net unrealized appreciation of investment securities            $ 1,389,850,820
________________________________________________________________________________
================================================================================

Cost of investments for tax purposes is $6,185,057,586.


BVA-QTR-1                              F-8

                        AIM CONSERVATIVE ALLOCATION FUND
         Quarterly Schedule of Portfolio Holdings o March 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com             CAL-QTR-1 3/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                 MARKET
                                                                                         SHARES                   VALUE
---------------------------------------------------------------------------------------------------------------------------
MUTUAL FUNDS--90.27% (a)

AIM Charter Fund-Institutional Class-5.15%                                                 189,069          $     2,469,243
---------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund-Institutional Class-2.69%                               112,847                1,290,972
---------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional Class-5.19%                  (b)              186,376                2,489,983
---------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional Class-5.10%                       (b)              252,603                2,445,197
---------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity Treasury Fund-Institutional Class-14.72%                              697,508                7,058,785
---------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund-Institutional Class-2.68%                                             58,756                1,282,643
---------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund-Institutional Class-24.69%                                      1,193,081               11,835,363
---------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund-Institutional Class-24.76%                                    1,145,803               11,870,516
---------------------------------------------------------------------------------------------------------------------------
AIM Trimark Endeavor Fund-Institutional Class-5.29%                       (b)              203,351                2,537,821
===========================================================================================================================

Total Mutual Funds (Cost $42,964,624)                                                                            43,280,523
___________________________________________________________________________________________________________________________
===========================================================================================================================

                                                                                            PAR
                                                                                           (000)
REPURCHASE AGREEMENTS--9.73%

State Street Bank & Trust 2.70%, 04/01/05  (Cost $4,665,805)              (c)              $ 4,666                4,665,805
===========================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $47,630,429)                                                              $    47,946,328
___________________________________________________________________________________________________________________________
===========================================================================================================================

Notes to Schedule of Investments:

(a) The mutual fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

(c) Repurchase agreement entered into 03/31/05 with a maturing value of $4,666,155. Collateralized by $4,800,000 U.S. Government obligations, 2.55% due 10/12/06 with a market value at 03/31/05 of $4,759,670.

     See accompanying notes which are an integral part of this schedule.

CAL-QTR-1                             F-1

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by A I M Advisors, Inc.

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

          Securities in the underlying funds, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

CAL-QTR-1                              F-2

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date. Interest income is recorded on the accrual basis from settlement date.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. REPURCHASE AGREEMENTS - The Fund may enter into repurchase agreements. Collateral on repurchase agreements, including the Fund's pro-rata interest in joint repurchase agreements, is taken into possession by the Fund upon entering into the repurchase agreement. Eligible securities for collateral are U.S. Government Securities, U.S. Government Agency Securities and/or Investment Grade Debt Securities. Collateral consisting of U.S. Government Securities and U.S. Government Agency Securities is marked to market daily to ensure its market value is at least 102% of the sales price of the repurchase agreement. Collateral consisting of Investment Grade Debt Securities is marked to market daily to ensure its market value is at least 105% of the sales price of the repurchase agreement. The investments in some repurchase agreements, pursuant to an exemptive order from the Securities and Exchange Commission, are through participation with other mutual funds, private accounts and certain non-registered investment companies managed by the investment advisor or its affiliates ("Joint repurchase agreements"). If the seller of a repurchase agreement fails to repurchase the security in accordance with the terms of the agreement, the Fund might incur expenses in enforcing its rights, and could experience losses, including a decline in the value of the underlying security and loss of income.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated mutual funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                              CHANGE IN
                                                                              UNREALIZED
                                MARKET VALUE    PURCHASES   PROCEEDS FROM    APPRECIATION    MARKET VALUE  DIVIDEND   REALIZED
   FUND                           12/31/04       AT COST        SALES       (DEPRECIATION)     03/31/05     INCOME    GAIN (LOSS)
--------------------------------------------------------------------------------------------------------------------------------
AIM Charter Fund
-Institutional Class            $ 2,288,956   $   634,921   $    (440,415)  $     (33,489)   $  2,469,243  $     --   $   19,270
--------------------------------------------------------------------------------------------------------------------------------
AIM International Core
Equity Fund
-Institutional Class              1,211,075       317,460        (229,867)        (33,426)      1,290,972        --       25,730
--------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund
-Institutional Class              2,333,821       634,921        (449,260)        (58,905)      2,489,983        --       29,406
--------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund
-Institutional Class              2,321,950       634,921        (441,772)        (90,691)      2,445,197        --       20,789
--------------------------------------------------------------------------------------------------------------------------------
AIM Limited Maturity
Treasury Fund
- Institutional Class             6,415,786      1,943,303     (1,248,830)        (42,409)      7,058,785    38,541       (9,065)
--------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund
-Institutional Class              1,191,575       317,460        (229,733)        (16,791)      1,282,643        --       20,132
--------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund
-Institutional Class             10,744,498     3,261,301      (2,093,281)        (71,361)     11,835,363    86,697       (5,794)
--------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund
-Institutional Class             10,845,845     3,266,685      (2,120,861)       (143,960)     11,870,516    92,080       22,807
--------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Endeavor Fund
-Institutional Class              2,379,953       634,921        (457,842)       (68,966)      2,537,821         --       49,755
================================================================================================================================
   TOTAL                        $39,733,459   $11,645,893   $  (7,711,861)  $    (559,998)   $43,280,523   $217,318   $  173,030
________________________________________________________________________________________________________________________________
================================================================================================================================

CAL-QTR-1                              F-3

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the three months ended March 31, 2005 was $11,645,893 and $7,711,861, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

 UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-------------------------------------------------------------------------------

Aggregate unrealized appreciation of investment securities          $  706,469
-------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities          (392,128)
===============================================================================
Net unrealized appreciation of investment securities                $  314,341
_______________________________________________________________________________
===============================================================================

Cost of investments for tax purposes is $47,631,987.


CAL-QTR-1                              F-4

                             AIM GLOBAL EQUITY FUND
         Quarterly Schedule of Portfolio Holdings o March 31, 2005


YOUR GOALS. OUR SOLUTIONS.                   [AIM INVESTMENTS LOGO APPEARS HERE]
 --Registered Trademark--                         --Registered Trademark--


AIMinvestments.com             GEQ-QTR-1 3/05          A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                         MARKET
                                                                                              SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DOMESTIC COMMON STOCKS--45.73%

AEROSPACE & DEFENSE--1.22%

Boeing Co. (The)                                                   (a)                          39,300           $        2,297,478
-----------------------------------------------------------------------------------------------------------------------------------
United Defense Industries, Inc.                                                                 30,200                    2,217,284
===================================================================================================================================
                                                                                                                          4,514,762
===================================================================================================================================

APPAREL RETAIL--1.64%

American Eagle Outfitters, Inc.                                                                124,700                    3,684,885
-----------------------------------------------------------------------------------------------------------------------------------
Men's Wearhouse, Inc. (The)                                        (b)                          39,000                    1,646,190
-----------------------------------------------------------------------------------------------------------------------------------
Too Inc.                                                           (b)                          29,500                      727,765
===================================================================================================================================
                                                                                                                          6,058,840
===================================================================================================================================

APPLICATION SOFTWARE--1.39%

FactSet Research Systems Inc.                                                                   76,650                    2,530,216
-----------------------------------------------------------------------------------------------------------------------------------
Synopsys, Inc.                                                     (b)                         144,600                    2,617,260
===================================================================================================================================
                                                                                                                          5,147,476
===================================================================================================================================

AUTO PARTS & EQUIPMENT--0.31%

Tenneco Automotive Inc.                                            (b)                          92,200                    1,148,812
===================================================================================================================================


COMMUNICATIONS EQUIPMENT--0.78%

QUALCOMM Inc.                                                      (a)                          78,700                    2,884,355
===================================================================================================================================


COMPUTER HARDWARE--3.28%

Apple Computer, Inc.                                               (b)                          98,600                    4,108,662
-----------------------------------------------------------------------------------------------------------------------------------
Dell Inc.                                                          (b)                         209,300                    8,041,306
===================================================================================================================================
                                                                                                                         12,149,968
===================================================================================================================================

DEPARTMENT STORES--1.30%

J.C. Penney Co., Inc.                                                                           92,800                    4,818,176
===================================================================================================================================


DIVERSIFIED BANKS--2.27%

Bank of America Corp.                                                                           32,000                    1,411,200
-----------------------------------------------------------------------------------------------------------------------------------
Wachovia Corp.                                                                                 137,600                    7,005,216
===================================================================================================================================
                                                                                                                          8,416,416
===================================================================================================================================

GEQ-QTR-1                             F-1

                                                                                                                         MARKET
                                                                                              SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED COMMERCIAL SERVICES--0.22%

Apollo Group, Inc.-Class A                                         (a)(b)                       11,093           $          821,548
===================================================================================================================================

ELECTRIC UTILITIES--0.63%

PG&E Corp.                                                                                      42,600                    1,452,660
-----------------------------------------------------------------------------------------------------------------------------------
TXU Corp.                                                                                       11,000                      875,930
===================================================================================================================================
                                                                                                                          2,328,590
===================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--0.53%

Dionex Corp.                                                       (b)                          35,700                    1,945,650
===================================================================================================================================

HEALTH CARE EQUIPMENT--0.15%

Waters Corp.                                                       (b)                          15,000                      536,850
===================================================================================================================================

HEALTH CARE SUPPLIES--0.35%

Haemonetics Corp.                                                  (b)                          30,400                    1,281,664
===================================================================================================================================

HOME ENTERTAINMENT SOFTWARE--0.40%

THQ Inc.                                                           (b)                          52,100                    1,466,094
===================================================================================================================================

HOMEBUILDING--0.42%

Meritage Homes Corp.                                               (b)                          26,500                    1,561,380
===================================================================================================================================

HOUSEHOLD PRODUCTS--1.18%

Clorox Co. (The)                                                                                69,300                    4,365,207
===================================================================================================================================

INDUSTRIAL CONGLOMERATES--2.05%

3M Co.                                                             (a)                          88,400                    7,574,996
===================================================================================================================================

INTEGRATED OIL & GAS--0.97%

Exxon Mobil Corp.                                                                               60,200                    3,587,920
===================================================================================================================================

INTEGRATED TELECOMMUNICATION SERVICES--0.27%

CenturyTel, Inc.                                                                                30,500                    1,001,620
===================================================================================================================================

GEQ-QTR-1                             F-2

                                                                                                                         MARKET
                                                                                              SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
LIFE & HEALTH INSURANCE--2.26%

Prudential Financial, Inc.                                                                     145,500           $        8,351,700
===================================================================================================================================

MANAGED HEALTH CARE--3.51%

Aetna Inc.                                                                                      47,800                    3,582,610
-----------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group Inc.                                                                         47,800                    4,559,164
-----------------------------------------------------------------------------------------------------------------------------------
WellPoint Inc.                                                     (b)                          38,800                    4,863,580
===================================================================================================================================
                                                                                                                         13,005,354
===================================================================================================================================

MULTI-UTILITIES & UNREGULATED POWER--1.22%

Energen Corp.                                                                                   36,200                    2,410,920
-----------------------------------------------------------------------------------------------------------------------------------
Questar Corp.                                                                                   35,200                    2,085,600
===================================================================================================================================
                                                                                                                          4,496,520
===================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--0.54%

Halliburton Co.                                                                                 46,600                    2,015,450
===================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--4.59%

Anadarko Petroleum Corp.                                                                        32,600                    2,480,860
-----------------------------------------------------------------------------------------------------------------------------------
Apache Corp.                                                                                    40,100                    2,455,323
-----------------------------------------------------------------------------------------------------------------------------------
Cimarex Energy Co.                                                 (a)(b)                       22,100                      861,900
-----------------------------------------------------------------------------------------------------------------------------------
Denbury Resources Inc.                                             (b)                          40,000                    1,409,200
-----------------------------------------------------------------------------------------------------------------------------------
Houston Exploration Co. (The)                                      (b)                         120,800                    6,879,560
-----------------------------------------------------------------------------------------------------------------------------------
Remington Oil & Gas Corp.                                          (b)                          69,900                    2,203,248
-----------------------------------------------------------------------------------------------------------------------------------
St. Mary Land & Exploration Co.                                                                 14,300                      715,715
===================================================================================================================================
                                                                                                                         17,005,806
===================================================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--0.39%

Overseas Shipholding Group, Inc.                                                                22,800                    1,434,348
===================================================================================================================================

PAPER PRODUCTS--0.71%

Georgia-Pacific Corp.                                                                           73,500                    2,608,515
===================================================================================================================================

PERSONAL PRODUCTS--0.23%

Avon Products, Inc.                                                (a)                          20,200                      867,388
===================================================================================================================================

GEQ-QTR-1                             F-3

                                                                                                                         MARKET
                                                                                              SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--2.21%

Johnson & Johnson                                                  (a)                         113,000           $        7,589,080
-----------------------------------------------------------------------------------------------------------------------------------
Par Pharmaceutical Cos. Inc.                                       (b)                          17,600                      588,544
===================================================================================================================================
                                                                                                                          8,177,624
===================================================================================================================================

SEMICONDUCTOR EQUIPMENT--0.18%

Lam Research Corp.                                                 (b)                          23,600                      681,096
===================================================================================================================================

SEMICONDUCTORS--4.30%

Intel Corp.                                                                                    251,000                    5,830,730
-----------------------------------------------------------------------------------------------------------------------------------
Linear Technology Corp.                                            (a)                         204,400                    7,830,564
-----------------------------------------------------------------------------------------------------------------------------------
Maxim Integrated Products, Inc.                                                                 55,300                    2,260,111
===================================================================================================================================
                                                                                                                         15,921,405
===================================================================================================================================

SPECIALIZED FINANCE--2.65%

CIT Group Inc.                                                                                  61,900                    2,352,200
-----------------------------------------------------------------------------------------------------------------------------------
Moody's Corp.                                                      (a)                          92,300                    7,463,378
===================================================================================================================================
                                                                                                                          9,815,578
===================================================================================================================================

SPECIALTY STORES--0.38%

Movie Gallery, Inc.                                                                             49,200                    1,411,056
===================================================================================================================================

SYSTEMS SOFTWARE--1.28%

Adobe Systems Inc.                                                                              70,800                    4,755,636
===================================================================================================================================

TOBACCO--1.22%

Reynolds American Inc.                                                                          56,200                    4,529,158
===================================================================================================================================

TRUCKING--0.70%

Hunt (J.B.) Transport Services, Inc.                                                            59,500                    2,604,315
===================================================================================================================================

Total Domestic Common Stocks (Cost $146,867,961)                                                                        169,291,273
===================================================================================================================================

GEQ-QTR-1                             F-4

                                                                                                                         MARKET
                                                                                              SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
FOREIGN STOCKS & OTHER EQUITY

INTERESTS--39.69%

AUSTRALIA--0.82%

Australia & New Zealand Banking Group Ltd. (Diversified Banks)     (c)                          60,200           $          957,874
-----------------------------------------------------------------------------------------------------------------------------------
QBE Insurance Group Ltd. (Property & Casualty Insurance)           (a)(c)                      179,380                    2,062,091
===================================================================================================================================
                                                                                                                          3,019,965
===================================================================================================================================

BRAZIL--0.25%

Banco Itau Holding Financeira S.A.-ADR (Diversified Banks)                                      11,400                      925,110
===================================================================================================================================

CANADA--1.10%

Algoma Steel Inc. (Steel)                                          (b)                          68,500                    1,855,025
-----------------------------------------------------------------------------------------------------------------------------------
Inmet Mining Corporation (Diversified Metals & Mining)             (b)                          57,900                      883,330
-----------------------------------------------------------------------------------------------------------------------------------
Methanex Corp. (Commodity Chemicals)                                                            69,200                    1,333,817
===================================================================================================================================
                                                                                                                          4,072,172
===================================================================================================================================

CAYMAN ISLANDS--0.59%

ACE Ltd. (Property & Casualty Insurance)                                                        53,000                    2,187,310
===================================================================================================================================

DENMARK--1.72%

Danske Bank A.S. (Diversified Banks)                               (c)                         104,900                    3,042,508
-----------------------------------------------------------------------------------------------------------------------------------
William Demant Holding A.S. (Health Care Equipment)                (a)(b)(c)                    66,547                    3,322,300
===================================================================================================================================
                                                                                                                          6,364,808
===================================================================================================================================

FINLAND --0.46%

Nokia Oyj (Communications Equipment)                               (c)                         110,600                    1,705,550
===================================================================================================================================

FRANCE--3.20%

AXA (Multi-Line Insurance)                                         (c)                          89,751                    2,391,262
-----------------------------------------------------------------------------------------------------------------------------------
PagesJaunes S.A. (Publishing)                                      (a)                         313,714                    7,700,202
-----------------------------------------------------------------------------------------------------------------------------------
Societe Generale (Diversified Banks)                               (c)                          16,715                    1,737,729
===================================================================================================================================
                                                                                                                         11,829,193
===================================================================================================================================

GEQ-QTR-1                             F-5

                                                                                                                         MARKET
                                                                                              SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
GERMANY--4.41%

Adidas-Salomon A.G. (Apparel, Accessories & Luxury
Goods)                                                             (c)                          18,595           $        2,948,941
-----------------------------------------------------------------------------------------------------------------------------------
Schering A.G. (Pharmaceuticals)                                    (c)                          92,935                    6,173,485
-----------------------------------------------------------------------------------------------------------------------------------
ThyssenKrupp A.G. (Steel)                                          (c)                         350,790                    7,216,821
===================================================================================================================================
                                                                                                                         16,339,247
===================================================================================================================================

GREECE--1.12%

OPAP S.A. (Casinos & Gaming) (Acquired 08/16/04-
11/19/04; Cost $3,172,651)                                         (c)(d)                      142,452                    4,145,561
===================================================================================================================================

ISRAEL--0.33%

Check Point Software Technologies Ltd. (Systems
Software)                                                          (b)                          56,800                    1,234,832
===================================================================================================================================

ITALY--0.43%

Milano Assicurazioni S.p.A (Multi-Line Insurance)                  (c)                         270,700                    1,587,381
===================================================================================================================================

JAPAN--9.01%

Chugoku Electric Power Co., Inc. (The)  (Electric
Utilities)                                                         (c)                          46,400                      879,957
-----------------------------------------------------------------------------------------------------------------------------------
Fuji Fire and Marine Insurance Co., Ltd. (The) (Property
& Casualty Insurance)                                              (c)                         351,000                    1,204,963
-----------------------------------------------------------------------------------------------------------------------------------
Hokuriku Electric Power Co. (Electric Utilities)                   (c)                         181,700                    3,308,217
-----------------------------------------------------------------------------------------------------------------------------------
Japan Tobacco Inc. (Tobacco)                                       (c)                             100                    1,108,585
-----------------------------------------------------------------------------------------------------------------------------------
Nikko Cordial Corp. (The) (Investment Banking &
Brokerage)                                                         (c)                         209,000                    1,041,333
-----------------------------------------------------------------------------------------------------------------------------------
Nissin Co., Ltd. (Consumer Finance)                                (a)(c)                      392,280                      912,416
-----------------------------------------------------------------------------------------------------------------------------------
NTT DoCoMo, Inc. (Wireless Telecommunication
Services)                                                          (c)                           4,300                    7,184,167
-----------------------------------------------------------------------------------------------------------------------------------
Takeda Pharmaceutical Co. Ltd. (Pharmaceuticals)                   (c)                          44,900                    2,134,654
-----------------------------------------------------------------------------------------------------------------------------------
Tohoku Electric Power Co., Inc. (Electric Utilities)               (c)                         365,000                    6,758,965
-----------------------------------------------------------------------------------------------------------------------------------
Tokai Tokyo Securities Co., Ltd. (Investment Banking &
Brokerage)                                                         (c)                         340,000                    1,118,368
-----------------------------------------------------------------------------------------------------------------------------------
Tokyo Electric Power Co., Inc. (The) (Electric Utilities)          (c)                         254,600                    6,165,992
-----------------------------------------------------------------------------------------------------------------------------------
Yamato Kogyo Co., Ltd. (Steel)                                     (c)                         127,000                    1,539,181
===================================================================================================================================
                                                                                                                         33,356,798
===================================================================================================================================

NETHERLANDS--4.88%

ABN AMRO Holding N.V. (Diversified Banks)                          (c)                         172,044                    4,265,810
-----------------------------------------------------------------------------------------------------------------------------------
DSM N.V. (Specialty Chemicals)                                     (c)                          81,193                    5,717,919
-----------------------------------------------------------------------------------------------------------------------------------
ING Groep N.V.-Dutch Ctfs. (Other Diversified
Financial Services)                                                (c)                         267,957                    8,093,291
===================================================================================================================================
                                                                                                                         18,077,020
===================================================================================================================================


GEQ-QTR-1                             F-6

                                                                                                                         MARKET
                                                                                              SHARES                      VALUE
-----------------------------------------------------------------------------------------------------------------------------------
NORWAY--0.41%

Norsk Hydro A.S.A. (Oil & Gas Exploration &
Production)                                                        (c)                           8,342               $     688,566
-----------------------------------------------------------------------------------------------------------------------------------
Orkla A.S.A. (Packaged Foods & Meats)                              (c)                          22,550                      826,382
===================================================================================================================================
                                                                                                                          1,514,948
===================================================================================================================================

SOUTH KOREA--0.48%

POSCO (Steel)                                                      (c)                           8,990                    1,776,620
===================================================================================================================================

TAIWAN--1.10%

China Steel Corp. (Steel)                                          (c)                       3,675,310                    4,090,120
===================================================================================================================================

UNITED KINGDOM--9.38%

Aviva PLC (Multi-Line Insurance)                                   (c)                         217,590                    2,610,090
-----------------------------------------------------------------------------------------------------------------------------------
Carpetright PLC (Home Improvement Retail)                          (c)                          78,240                    1,467,701
-----------------------------------------------------------------------------------------------------------------------------------
Friends Provident PLC (Life & Health Insurance)                    (c)                       1,014,040                    3,396,965
-----------------------------------------------------------------------------------------------------------------------------------
Legal & General Group PLC (Life & Health Insurance)                (c)                       1,748,598                    3,741,806
-----------------------------------------------------------------------------------------------------------------------------------
Lloyds TSB Group PLC (Diversified Banks)                           (c)                         870,938                    7,837,625
-----------------------------------------------------------------------------------------------------------------------------------
Old Mutual PLC (Life & Health Insurance)                           (c)                         750,814                    1,908,378
-----------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser PLC (Household Products)                         (c)                          58,580                    1,860,176
-----------------------------------------------------------------------------------------------------------------------------------
Singer & Friedlander Group PLC (Diversified Capital
Markets)                                                           (c)                         407,220                    2,166,265
-----------------------------------------------------------------------------------------------------------------------------------
Tesco PLC (Food Retail)                                            (c)                       1,420,846                    8,498,069
-----------------------------------------------------------------------------------------------------------------------------------
Wolverhampton & Dudley Breweries PLC (Brewers)                     (c)                          58,830                    1,251,383
===================================================================================================================================
                                                                                                                         34,738,458
===================================================================================================================================

Total Foreign Stocks & Other Equity Interests (Cost
$133,435,470)                                                                                                           146,965,093
===================================================================================================================================

MONEY MARKET FUNDS--5.08%

Liquid Assets Portfolio-Institutional Class                        (e)                       9,409,282                    9,409,282
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                           (e)                       9,409,282                    9,409,282
===================================================================================================================================

Total Money Market Funds (Cost $18,818,564)                                                                              18,818,564
===================================================================================================================================

TOTAL INVESTMENTS--90.50% (excluding
investments purchased with cash collateral from
securities loaned) (Cost $299,121,995)                                                                                  335,074,930
===================================================================================================================================

INVESTMENTS PURCHASED WITH CASH

COLLATERAL FROM SECURITIES LOANED

MONEY MARKET FUNDS--9.50%

Liquid Assets Portfolio-Institutional Class                        (e)(f)                   17,582,059                   17,582,059
-----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                           (e)(f)                   17,582,060                   17,582,059
===================================================================================================================================

Total Money Market Funds (purchased with cash
collateral from securities loaned) (Cost $35,164,118)                                                                    35,164,118
===================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $334,286,113)                                                                       $ 370,239,048
___________________________________________________________________________________________________________________________________
===================================================================================================================================

GEQ-QTR-1                             F-7

Investment Abbreviations:

ADR                                            American Depositary Receipt
Ctfs.                                          Certificates

Notes to Schedule of Investments:


(a) All or a portion of this security has been pledged as collateral for securities lending transactions at March 31, 2005.

(b)  Non-income producing security.

(c) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $130,845,467, which represented 35.34% of the Fund's Total Investments. See
     Note 1A.

(d) Security not registered under the Securities Act of 1933, as amended (e.g., the security was purchased in a Rule 144A transaction or a Regulation D transaction). The security may be resold only pursuant to an exemption from registration under the 1933 Act, typically to qualified institutional buyers. The Fund has no rights to demand registration of this security. The market value of this security at March 31, 2005 represented 1.12% of the Fund's Total Investments. This security is not considered to be illiquid.

(e) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(f) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

     See accompanying notes which are an integral part of this schedule.

GEQ-QTR-1                             F-8

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

          A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

          Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

          Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

          Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

          Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

          Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

GEQ-QTR-1                             F-9

          Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

          Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain
     (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

          The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.


GEQ-QTR-1                             F-10

E. FUTURES CONTRACTS - The Fund may purchase or sell futures contracts as a hedge against changes in market conditions. Initial margin deposits required upon entering into futures contracts are satisfied by the segregation of specific securities as collateral for the account of the broker (the Fund's agent in acquiring the futures position). During the period the futures contracts are open, changes in the value of the contracts are recognized as unrealized gains or losses by "marking to market" on a daily basis to reflect the market value of the contracts at the end of each day's trading. Variation margin payments are received or made depending upon whether unrealized gains or losses are incurred. When the contracts are closed, the Fund recognizes a realized gain or loss equal to the difference between the proceeds from, or cost of, the closing transaction and the Fund's basis in the contract. If the Fund were unable to liquidate a futures contract and/or enter into an offsetting closing transaction, the Fund would continue to be subject to market risk with respect to the value of the contracts and continue to be required to maintain the margin deposits on the futures contracts.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission, to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

                                                                           UNREALIZED
                           MARKET VALUE     PURCHASES    PROCEEDS FROM     APPRECIATION    MARKET VALUE     DIVIDEND     REALIZED
FUND                         12/31/04        AT COST         SALES        (DEPRECIATION)     03/31/05        INCOME     GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio -
Institutional Class        $  7,135,683  $  26,049,609  $  (23,776,010)   $          --    $  9,409,282    $  47,790    $       --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio -
Institutional Class           7,135,683     26,049,609     (23,776,010)              --       9,409,282       48,988            --
==================================================================================================================================
     SUBTOTAL              $ 14,271,366  $  52,099,218  $  (47,552,020)   $          --    $ 18,818,564    $  96,778    $       --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:

                                                                           UNREALIZED
                           MARKET VALUE     PURCHASES    PROCEEDS FROM     APPRECIATION    MARKET VALUE     DIVIDEND     REALIZED
FUND                         12/31/04        AT COST         SALES        (DEPRECIATION)     03/31/05        INCOME*    GAIN (LOSS)
----------------------------------------------------------------------------------------------------------------------------------
Liquid Assets Portfolio -
Institutional Class        $ 12,166,970  $  33,078,869  $  (27,663,780)   $          --    $ 17,582,059    $   7,185    $       --
----------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio -
Institutional Class          12,166,971     33,078,869     (27,663,781)              --      17,582,059        7,371            --
==================================================================================================================================
   SUBTOTAL                $ 24,333,941  $  66,157,738  $  (55,327,561)   $          --    $ 35,164,118    $  14,556    $       --
==================================================================================================================================
   TOTAL                   $ 38,605,307  $ 118,256,956  $ (102,879,581)   $          --    $ 53,982,682    $ 111,334    $       --
__________________________________________________________________________________________________________________________________
==================================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.


GEQ-QTR-1                             F-11

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

         At March 31, 2005, securities with an aggregate value of $34,202,402 were on loan to brokers. The loans were secured by cash collateral of $35,164,118 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $14,556 for securities lending transactions.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $138,779,772 and $102,145,185, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities       $  40,716,468
------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (4,760,440)
==============================================================================
Net unrealized appreciation of investment securities             $  35,956,028
______________________________________________________________________________
==============================================================================
Cost of investments for tax purposes is $334,283,020.


GEQ-QTR-1                             F-12

                          AIM MID CAP CORE EQUITY FUND

           Quarterly Schedule of Portfolio Holdings o March 31, 2005




AIMinvestments.com              MCCE-QTR-1 3/05             A I M Advisors, Inc.

      YOUR GOALS. OUR SOLUTIONS.          [AIM INVESTMENTS LOGO APPEARS HERE]
       --Registered Trademark--                 --Registered Trademark--

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)


                                                                                                MARKET
                                                                              SHARES            VALUE
----------------------------------------------------------------------------------------------------------
COMMON STOCKS & OTHER EQUITY INTERESTS--83.19%

ADVERTISING--1.26%

Valassis Communications, Inc.                                    (a)         1,338,700     $    46,800,952
==========================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.07%

V. F. Corp.                                                                    674,300          39,878,102
==========================================================================================================

APPLICATION SOFTWARE--1.96%

Fair Issac Corp.                                                             1,000,000          34,440,000
----------------------------------------------------------------------------------------------------------
Reynolds & Reynolds Co. (The)-Class A                                        1,421,400          38,463,084
==========================================================================================================
                                                                                                72,903,084
==========================================================================================================

BIOTECHNOLOGY--0.76%

Techne Corp.                                                     (a)           705,900          28,363,062
==========================================================================================================

BREWERS--1.32%

Heineken N.V. (Netherlands)                                      (b)         1,418,268          49,157,297
==========================================================================================================

CASINOS & GAMING--0.83%

GTECH Holdings Corp.                                                         1,313,900          30,916,067
==========================================================================================================

COMPUTER HARDWARE--1.37%

Diebold, Inc.                                                                  930,000          51,010,500
==========================================================================================================

CONSUMER FINANCE--0.54%

MoneyGram International, Inc.                                                1,072,800          20,265,192
==========================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.28%

Ceridian Corp.                                                   (a)         2,801,550          47,766,427
==========================================================================================================

DISTRIBUTORS--1.20%

Genuine Parts Co.                                                            1,030,000          44,794,700
==========================================================================================================

DIVERSIFIED CHEMICALS--0.99%

Engelhard Corp.                                                              1,225,000          36,786,750
==========================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.88%

H&R Block, Inc.                                                                538,100          27,217,098
----------------------------------------------------------------------------------------------------------
Rentokil Initial PLC (United Kingdom)                            (b)        14,000,000          42,845,403
==========================================================================================================
                                                                                                70,062,501
==========================================================================================================



MCCE-QTR-1                            F-1

                                                                                                MARKET
                                                                              SHARES            VALUE
----------------------------------------------------------------------------------------------------------
ELECTRIC UTILITIES--3.13%

FPL Group, Inc.                                                              1,122,400     $    45,064,360
----------------------------------------------------------------------------------------------------------
Wisconsin Energy Corp.                                                       2,020,000          71,710,000
==========================================================================================================
                                                                                               116,774,360
==========================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--3.28%

Agilent Technologies, Inc.                                       (a)         1,733,400          38,481,480
----------------------------------------------------------------------------------------------------------
Amphenol Corp.-Class A                                                       1,020,000          37,780,800
----------------------------------------------------------------------------------------------------------
Mettler-Toledo International Inc.                                (a)           968,000          45,980,000
==========================================================================================================
                                                                                               122,242,280
==========================================================================================================

ENVIRONMENTAL SERVICES--2.24%

Republic Services, Inc.                                                      2,489,600          83,351,808
==========================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--1.36%

Scotts Miracle-Gro Co. (The)-Class A                             (a)           724,200          50,860,566
==========================================================================================================

FOOD RETAIL--1.62%

Kroger Co. (The)                                                 (a)         3,770,000          60,433,100
==========================================================================================================

GENERAL MERCHANDISE STORES--0.78%

Family Dollar Stores, Inc.                                                     952,000          28,902,720
==========================================================================================================

HEALTH CARE SERVICES--1.61%

IMS Health Inc.                                                              1,613,200          39,345,948
----------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc.                                     (a)           419,100          20,774,787
==========================================================================================================
                                                                                                60,120,735
==========================================================================================================

HOME FURNISHINGS--1.68%

Mohawk Industries, Inc.                                          (a)           740,700          62,441,010
==========================================================================================================

INDUSTRIAL MACHINERY--2.63%

Dover Corp.                                                                  1,202,600          45,446,254
----------------------------------------------------------------------------------------------------------
ITT Industries, Inc.                                                           583,000          52,609,920
==========================================================================================================
                                                                                                98,056,174
==========================================================================================================

INTEGRATED OIL & GAS--2.38%

Amerada Hess Corp.                                                             530,000          50,991,300
----------------------------------------------------------------------------------------------------------
Murphy Oil Corp.                                                               380,950          37,611,193
==========================================================================================================
                                                                                                88,602,493
==========================================================================================================

LEISURE PRODUCTS--1.56%

Mattel, Inc.                                                                 2,725,550          58,190,493
==========================================================================================================

METAL & GLASS CONTAINERS--1.99%

Ball Corp.                                                                     854,800          35,457,104
----------------------------------------------------------------------------------------------------------
Pactiv Corp.                                                     (a)         1,650,000          38,527,500
==========================================================================================================
                                                                                                73,984,604
==========================================================================================================



MCCE-QTR-1                            F-2

                                                                                                MARKET
                                                                              SHARES            VALUE
----------------------------------------------------------------------------------------------------------
OFFICE ELECTRONICS--1.62%

Xerox Corp.                                                      (a)         3,993,800     $    60,506,070
==========================================================================================================

OFFICE SERVICES & SUPPLIES--0.97%

Pitney Bowes Inc.                                                              800,000          36,096,000
==========================================================================================================

OIL & GAS DRILLING--2.55%

Nabors Industries, Ltd. (Bermuda)                                (a)           725,420          42,901,339
----------------------------------------------------------------------------------------------------------
Noble Corp. (Cayman Islands)                                                   927,000          52,106,670
==========================================================================================================
                                                                                                95,008,009
==========================================================================================================

OIL & GAS EQUIPMENT & SERVICES--3.58%

BJ Services Co.                                                              1,086,000          56,341,680
----------------------------------------------------------------------------------------------------------
FMC Technologies, Inc.                                           (a)         1,146,000          38,024,280
----------------------------------------------------------------------------------------------------------
Smith International, Inc.                                                      621,550          38,989,832
==========================================================================================================
                                                                                               133,355,792
==========================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--4.99%

Apache Corp.                                                                   739,000          45,248,970
----------------------------------------------------------------------------------------------------------
Newfield Exploration Co.                                         (a)           600,000          44,556,000
----------------------------------------------------------------------------------------------------------
Pioneer Natural Resources Co.                                                1,095,800          46,812,576
----------------------------------------------------------------------------------------------------------
Plains Exploration & Production Co.                              (a)         1,415,000          49,383,500
==========================================================================================================
                                                                                               186,001,046
==========================================================================================================

OIL & GAS REFINING, MARKETING & TRANSPORTATION--2.37%

Williams Cos., Inc. (The)                                                    4,691,500          88,247,115
==========================================================================================================

PACKAGED FOODS & MEATS--3.00%

Campbell Soup Co.                                                            1,741,500          50,538,330
----------------------------------------------------------------------------------------------------------
Tate & Lyle PLC (United Kingdom)                                 (b)         6,100,000          61,213,676
==========================================================================================================
                                                                                               111,752,006
==========================================================================================================

PAPER PRODUCTS--1.33%

Georgia-Pacific Corp.                                                        1,396,000          49,544,040
==========================================================================================================

PHARMACEUTICALS--3.27%

Forest Laboratories, Inc.                                        (a)         1,700,000          62,815,000
----------------------------------------------------------------------------------------------------------
Teva Pharmaceutical Industries Ltd.-ADR (Israel)                             1,900,000          58,900,000
==========================================================================================================
                                                                                               121,715,000
==========================================================================================================

PROPERTY & CASUALTY INSURANCE--2.14%

ACE Ltd. (Cayman Islands)                                                    1,272,000          52,495,440
----------------------------------------------------------------------------------------------------------
Axis Capital Holding Ltd. (Bermuda)                                          1,006,700          27,221,168
==========================================================================================================
                                                                                                79,716,608
==========================================================================================================

PUBLISHING--1.89%

Belo Corp.-Class A                                                           1,496,200          36,118,268
----------------------------------------------------------------------------------------------------------
Knight-Ridder, Inc.                                                            509,000          34,230,250
==========================================================================================================
                                                                                                70,348,518
==========================================================================================================



MCCE-QTR-1                            F-3

                                                                                                MARKET
                                                                              SHARES            VALUE
----------------------------------------------------------------------------------------------------------
REGIONAL BANKS--3.17%

City National Corp.                                                            425,700     $    29,722,374
----------------------------------------------------------------------------------------------------------
Compass Bancshares, Inc.                                                       613,000          27,830,200
----------------------------------------------------------------------------------------------------------
Marshall & Ilsley Corp.                                                        690,000          28,807,500
----------------------------------------------------------------------------------------------------------
TCF Financial Corp.                                                          1,168,000          31,711,200
==========================================================================================================
                                                                                               118,071,274
==========================================================================================================

REINSURANCE--1.69%

Montpelier Re Holdings Ltd. (Bermuda)                                          807,400          28,380,110
----------------------------------------------------------------------------------------------------------
RenaissanceRe Holdings Ltd. (Bermuda)                                          742,000          34,651,400
==========================================================================================================
                                                                                                63,031,510
==========================================================================================================

RESTAURANTS--1.64%

Outback Steakhouse, Inc.                                                       826,000          37,822,540
----------------------------------------------------------------------------------------------------------
Wendy's International, Inc.                                                    600,100          23,427,904
==========================================================================================================
                                                                                                61,250,444
==========================================================================================================

SEMICONDUCTORS--3.37%

International Rectifier Corp.                                    (a)           841,000          38,265,500
----------------------------------------------------------------------------------------------------------
National Semiconductor Corp.                                                 2,457,000          50,638,770
----------------------------------------------------------------------------------------------------------
Xilinx, Inc.                                                                 1,259,000          36,800,570
==========================================================================================================
                                                                                               125,704,840
==========================================================================================================

SPECIALTY CHEMICALS--4.84%

International Flavors & Fragrances Inc.                                      2,220,000          87,690,000
----------------------------------------------------------------------------------------------------------
Rohm & Haas Co.                                                                850,000          40,800,000
----------------------------------------------------------------------------------------------------------
Sigma-Aldrich Corp.                                                            850,000          52,062,500
==========================================================================================================
                                                                                               180,552,500
==========================================================================================================

SYSTEMS SOFTWARE--1.26%

Computer Associates International, Inc.                                      1,739,600          47,143,160
==========================================================================================================

THRIFTS & MORTGAGE FINANCE--0.79%

New York Community Bancorp, Inc.                                             1,630,000          29,600,800
==========================================================================================================

Total Common Stocks & Other Equity Interests (Cost $2,546,854,889)                           3,100,309,709
==========================================================================================================

MONEY MARKET FUNDS--16.81%

Liquid Assets Portfolio-Institutional Class                      (c)       313,308,271         313,308,271
----------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class                         (c)       313,308,272         313,308,272
==========================================================================================================

Total Money Market Funds (Cost $626,616,543)                                                   626,616,543
==========================================================================================================

TOTAL INVESTMENTS--100.00% (Cost $3,173,471,432)                                           $ 3,726,926,252
__________________________________________________________________________________________________________
==========================================================================================================



MCCE-QTR-1                            F-4

    Investment Abbreviations:

    ADR                          American Depositary Receipt

    Notes to Schedule of Investments:

(a) Non-income producing security.

(b) In accordance with the procedures established by the Board of Trustees, the foreign security is fair valued using adjusted closing market prices. The aggregate market value of these securities at March 31, 2005 was $153,216,376, which represented 4.11% of the Fund's Total Investments. See
    Note 1A.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

    See accompanying notes which are an integral part of this schedule.



MCCE-QTR-1                            F-5

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

        A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

        Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

        Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

        Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

        Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

        Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.



MCCE-QTR-1                            F-6

        Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

        Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

        The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

C. FOREIGN CURRENCY TRANSLATIONS - Foreign currency is valued at the close of the NYSE based on quotations posted by banks and major currency dealers. Portfolio securities and other assets and liabilities denominated in foreign currencies are translated into U.S. dollar amounts at date of valuation. Purchases and sales of portfolio securities (net of foreign taxes withheld on disposition) and income items denominated in foreign currencies are translated into U.S. dollar amounts on the respective dates of such transactions. The Fund does not separately account for the portion of the results of operations resulting from changes in foreign exchange rates on investments and the fluctuations arising from changes in market prices of securities held. The combined results of changes in foreign exchange rates and the fluctuation of market prices on investments (net of estimated foreign tax withholding) are included with the net realized and unrealized gain or loss from investments in the Statement of Operations. Reported net realized foreign currency gains or losses arise from, (i) sales of foreign currencies, (ii) currency gains or losses realized between the trade and settlement dates on securities transactions, and (iii) the difference between the amounts of dividends, interest, and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized foreign currency gains and losses arise from changes in the fair values of assets and liabilities, other than investments in securities at fiscal period end, resulting from changes in exchange rates.

D. FOREIGN CURRENCY CONTRACTS - A foreign currency contract is an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Fund may enter into a foreign currency contract to attempt to minimize the risk to the Fund from adverse changes in the relationship between currencies. The Fund may also enter into a foreign currency contract for the purchase or sale of a security denominated in a foreign currency in order to "lock in" the U.S. dollar price of that security. The Fund could be exposed to risk if counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably.



MCCE-QTR-1                            F-7

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission , to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:


                   MARKET                                          UNREALIZED        MARKET
                   VALUE         PURCHASES        PROCEEDS        APPRECIATION       VALUE          DIVIDEND      REALIZED
FUND              12/31/04        AT COST        FROM SALES      (DEPRECIATION)     03/31/05         INCOME      GAIN (LOSS)
------------------------------------------------------------------------------------------------------------------------------
Liquid Assets
Portfolio-
Institutional
Class          $  173,231,587  $  178,430,641  $  (38,353,957)  $           --    $ 313,308,27  $    1,460,914  $           --
------------------------------------------------------------------------------------------------------------------------------
STIC Prime
Portfolio-
Institutional
Class             173,231,588     178,430,641     (38,353,957)              --     313,308,272       1,497,174              --
==============================================================================================================================
   TOTAL       $  346,463,175  $  356,861,282  $  (76,707,914)  $           --    $ 626,616,54  $    2,958,088  $           --
______________________________________________________________________________________________________________________________
==============================================================================================================================

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

    At March 31, 2005, there where no securities out loan to brokers. For the three months ended March 31, 2005, the Fund received income of $3,381 for securities lending.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $233,692,164 and $499,546,094, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.


   UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
-----------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities         $   575,257,952
-----------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (25,063,072)
===================================================================================
Net unrealized appreciation of investment securities               $   550,194,880
___________________________________________________________________________________
===================================================================================

Cost of investments for tax purposes is $3,176,731,372.



MCCE-QTR-1                            F-8

                          AIM MODERATE ALLOCATION FUND
           Quarterly Schedule of Portfolio Holdings o March 31, 2005



Your goals. Our Solutions.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com               MAL-QTR-1 3/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)


                                                                                                                      MARKET
                                                                                       SHARES                          VALUE
====================================================================================================================================
MUTUAL FUNDS--100.00% (a)
AIM High Yield Fund-Institutional Class-9.85%                                            5,039,149             $       22,323,430
------------------------------------------------------------------------------------------------------------------------------------
AIM International Core Equity Fund-Institutional Class-10.31%                            2,042,608                     23,367,431
------------------------------------------------------------------------------------------------------------------------------------
AIM International Growth Fund-Institutional Class-7.90%          (b)                       874,273                     17,896,378
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value Fund-Institutional Class-10.00%        (b)                     1,695,421                     22,650,823
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth Fund-Institutional Class-12.29%             (b)                     2,876,768                     27,847,114
------------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value Fund-Institutional Class-5.04%           (b)                       882,250                     11,425,134
------------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Stock Fund-Institutional Class-5.07%                                           648,302                     11,481,429
------------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector Fund-Intstitutional Class-5.12%                                           531,627                     11,605,409
------------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond Fund-Institutional Class-4.85%                                       1,106,618                     10,977,650
------------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond Fund-Institutional Class-24.26%                                    5,305,207                     54,961,946
------------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small Companies Fund-Institutional Class-5.31%                                 914,019                     12,028,487
====================================================================================================================================
TOTAL INVESTMENTS--100.00%  (Cost $220,251,819)                                                                $      226,565,231
====================================================================================================================================

Notes to Schedule of Investments:


(a) The mutual funds and the Funds are affiliated by having the same investment advisor. See Note 2.

(b) Non-income producing security. A security is determined to be non-income producing if the security has not declared a distribution in more than one year from the report date.

    See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March 31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

The Fund is a "fund of funds", in that it invests in the Institutional Class of other mutual funds ("underlying funds") advised by AIM Advisors, Inc.

A. SECURITY VALUATIONS - Investments in underlying funds are valued at the end of the day net asset value per share.

      Securities in the underlying funds, including restricted securities, are valued according to the following policy.

      A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

      Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

      Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

      Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

      Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the underlying funds' net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the underlying funds' Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

      Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the underlying funds' officers following procedures approved by the underlying funds' Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Distributions from income from underlying funds, if any, are recorded as dividend income on ex-dividend date. Distributions from net realized capital gains from underlying funds, if any, are recorded as realized gains on the ex-dividend date.

      The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 - INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:

The Fund and the mutual funds below have the same investment advisor and therefore, are considered to be affiliated. The table below shows the transactions in and earnings from investments in affiliated mutual funds for the three months ended March 31, 2005.

INVESTMENTS OF AFFILIATES:
                                                                            CHANGE IN
                                  MARKET                      PROCEEDS      UNREALIZED         MARKET                     REALIZED
                                  VALUE           PURCHASES     FROM       APPRECIATION        VALUE        DIVIDEND        GAIN
FUND                             12/31/04          AT COST      SALES     (DEPRECIATION)      03/31/05       INCOME        (LOSS)
------------------------------------------------------------------------------------------------------------------------------------
AIM High Yield                 $ 14,516,008      $8,426,814  $ (41,746)   $    (579,583)    $ 22,323,430    $285,115       $ 1,937
Fund-Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
AIM International Core           15,314,403       8,141,699    (43,548)         (52,792)      23,367,431          --         7,669
Equity Fund-Institutional
Class
------------------------------------------------------------------------------------------------------------------------------------
AIM International Growth         11,715,748       6,106,275    (33,333)         101,763       17,896,378          --         5,925
Fund-Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Basic Value        14,773,178       8,141,696    (41,972)        (224,830)      22,650,823          --         2,751
Fund-Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
AIM Large Cap Growth             18,348,807      10,177,121    (51,616)        (630,262)      27,847,114          --         3,064
Fund-Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Basic Value           7,516,013       4,070,850    (21,233)        (142,613)      11,425,134          --         2,117
Fund-Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
AIM Mid Cap Stock                 7,585,673       4,070,849    (21,433)        (155,571)      11,481,429          --         1,911
Fund-Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
AIM Multi-Sector                  7,521,090       4,070,849    (21,554)          33,010       11,605,409          --         2,014
Fund-Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
AIM Short Term Bond               6,920,670       4,139,748    (20,001)         (62,681)      10,977,650      68,897          (86)
Fund-Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
AIM Total Return Bond            34,924,433      20,719,506   (100,802)        (582,164)      54,961,946     365,258           973
Fund-Institutional Class
------------------------------------------------------------------------------------------------------------------------------------
AIM Trimark Small                 7,789,461       4,070,849    (22,358)         186,037       12,028,487          --         4,498
Companies
Fund-Institutional Class
====================================================================================================================================
   TOTAL                       $146,925,484     $82,136,256  $(419,596)     $(2,109,686)    $226,565,231    $719,270        $32,773
____________________________________________________________________________________________________________________________________
====================================================================================================================================

NOTE 3 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities) purchased and sold by the Fund during the three months ended March 31, 2005 was $82,136,256 and $419,596, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities           $7,183,588
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities           (874,843)
--------------------------------------------------------------------------------
Net unrealized appreciation of investment securities                 $6,308,745
================================================================================
Cost of investments for tax purposes is $220,256,486.

                            AIM SMALL CAP GROWTH FUND
           Quarterly Schedule of Portfolio Holdings o March 31, 2005


Your goals. Our Solutions.                   [AIM INVESTMENTS LOGO APPEARS HERE]
--Registered Trademark--                           --Registered Trademark--


AIMinvestments.com               SCG-QTR-1 3/05             A I M Advisors, Inc.

SCHEDULE OF INVESTMENTS
March 31, 2005
(Unaudited)

                                                                                                                           MARKET
                                                                                             SHARES                        VALUE
====================================================================================================================================
COMMON STOCKS & OTHER EQUITY INTERESTS--77.02%

AEROSPACE & DEFENSE--1.23%

Mercury Computer Systems, Inc. (a)                                                             484,800               $    13,370,784
------------------------------------------------------------------------------------------------------------------------------------
United Industrial Corp.                                                                        426,200                    12,624,044
====================================================================================================================================
                                                                                                                          25,994,828
====================================================================================================================================

AIR FREIGHT & LOGISTICS--1.16%

Forward Air Corp.                                                                              297,600                    12,671,808
------------------------------------------------------------------------------------------------------------------------------------
UTi Worldwide, Inc. (United Kingdom)                                                           170,000                    11,806,500
====================================================================================================================================
                                                                                                                          24,478,308
====================================================================================================================================

APPAREL RETAIL--3.49%

Aeropostale, Inc. (a)(b)                                                                       625,700                    20,491,675
------------------------------------------------------------------------------------------------------------------------------------
bebe stores, inc. (b)                                                                          549,675                    18,661,466
------------------------------------------------------------------------------------------------------------------------------------
Children's Place Retail Stores, Inc. (The) (a)                                                 240,791                    11,497,770
------------------------------------------------------------------------------------------------------------------------------------
Jos. A. Bank Clothiers, Inc. (a)                                                               480,174                    14,069,098
------------------------------------------------------------------------------------------------------------------------------------
Pacific Sunwear of California, Inc. (a)(b)                                                     317,000                     8,869,660
====================================================================================================================================
                                                                                                                          73,589,669
====================================================================================================================================

APPAREL, ACCESSORIES & LUXURY GOODS--1.74%

Fossil, Inc. (a)                                                                               349,750                     9,067,269
------------------------------------------------------------------------------------------------------------------------------------
Quiksilver, Inc. (a)                                                                           454,800                    13,202,844
------------------------------------------------------------------------------------------------------------------------------------
Warnaco Group, Inc. (The) (a)                                                                  599,700                    14,416,788
====================================================================================================================================
                                                                                                                          36,686,901
====================================================================================================================================

APPLICATION SOFTWARE--2.46%

Catapult Communications Corp. (a)                                                              344,700                     7,359,345
------------------------------------------------------------------------------------------------------------------------------------
Epicor Software Corp. (a)                                                                      887,700                    11,628,870
------------------------------------------------------------------------------------------------------------------------------------
Macromedia, Inc. (a)(b)                                                                        587,200                    19,671,200
------------------------------------------------------------------------------------------------------------------------------------
MicroStrategy Inc.-Class A (a)                                                                 241,800                    13,122,486
====================================================================================================================================
                                                                                                                          51,781,901
====================================================================================================================================

ASSET MANAGEMENT & CUSTODY BANKS--0.52%

Affiliated Managers Group, Inc. (a)(b)                                                         176,500                    10,948,295
====================================================================================================================================

BIOTECHNOLOGY--2.27%

Affymetrix, Inc. (a)(b)                                                                        363,700                    15,580,908
------------------------------------------------------------------------------------------------------------------------------------
Amylin Pharmaceuticals, Inc. (a)(b)                                                            414,700                     7,253,103
------------------------------------------------------------------------------------------------------------------------------------
Eyetech Pharmaceuticals Inc. (a)(b)                                                            328,000                     9,020,000
------------------------------------------------------------------------------------------------------------------------------------
Myriad Genetics, Inc. (a)(b)                                                                   353,000                     6,491,670
------------------------------------------------------------------------------------------------------------------------------------
United Therapeutics Corp. (a)                                                                  205,500                     9,390,323
====================================================================================================================================
                                                                                                                          47,736,004
====================================================================================================================================

                                                                                                                           MARKET
                                                                                             SHARES                        VALUE
====================================================================================================================================
BROADCASTING & CABLE TV--0.53%

Radio One, Inc.-Class A (a)                                                                    273,800               $     4,019,384
------------------------------------------------------------------------------------------------------------------------------------
Radio One, Inc.-Class D (a)(b)                                                                 480,100                     7,081,475
====================================================================================================================================
                                                                                                                          11,100,859
====================================================================================================================================

BUILDING PRODUCTS--0.48%

Trex Co., Inc. (a)(b)                                                                          227,400                    10,098,834
====================================================================================================================================

CASINOS & GAMING--1.21%

Penn National Gaming, Inc. (a)                                                                 387,600                    11,387,688
------------------------------------------------------------------------------------------------------------------------------------
Shuffle Master, Inc. (a)(b)                                                                    485,100                    14,048,496
====================================================================================================================================
                                                                                                                          25,436,184
====================================================================================================================================

COMMUNICATIONS EQUIPMENT--1.41%

Plantronics, Inc. (b)                                                                          241,500                     9,196,320
------------------------------------------------------------------------------------------------------------------------------------
Polycom, Inc. (a)                                                                              660,300                    11,192,085
------------------------------------------------------------------------------------------------------------------------------------
SafeNet, Inc. (a)(b)                                                                           313,600                     9,191,616
====================================================================================================================================
                                                                                                                          29,580,021
====================================================================================================================================

COMPUTER & ELECTRONICS RETAIL--0.70%

GameStop Corp.-Class A (a)                                                                     662,900                    14,689,864
====================================================================================================================================

COMPUTER HARDWARE--0.96%

Avid Technology, Inc. (a)(b)                                                                   212,200                    11,484,264
------------------------------------------------------------------------------------------------------------------------------------
Intergraph Corp. (a)                                                                           303,200                     8,735,192
====================================================================================================================================
                                                                                                                          20,219,456
====================================================================================================================================

CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS--0.52%

Toro Co. (The)                                                                                 124,500                    11,018,250
====================================================================================================================================

CONSTRUCTION MATERIALS--0.73%

Eagle Materials Inc. (b)                                                                       189,700                    15,354,318
====================================================================================================================================

DATA PROCESSING & OUTSOURCED SERVICES--1.40%

Euronet Worldwide, Inc. (a)                                                                    531,400                    15,171,470
------------------------------------------------------------------------------------------------------------------------------------
Global Payments Inc. (b)                                                                       222,300                    14,336,127
====================================================================================================================================
                                                                                                                          29,507,597
====================================================================================================================================

DIVERSIFIED CHEMICALS--0.64%

FMC Corp. (a)                                                                                  252,400                    13,490,780
====================================================================================================================================

DIVERSIFIED COMMERCIAL SERVICES--1.82%

Charles River Associates Inc. (a)(b)                                                           224,400                    11,074,140
------------------------------------------------------------------------------------------------------------------------------------
Corporate Executive Board Co. (The) (b)                                                        208,000                    13,301,600
------------------------------------------------------------------------------------------------------------------------------------
CoStar Group Inc. (a)(b)                                                                       379,000                    13,966,150
====================================================================================================================================
                                                                                                                          38,341,890
====================================================================================================================================

                                                                                                                           MARKET
                                                                                             SHARES                        VALUE
====================================================================================================================================
ELECTRICAL COMPONENTS & EQUIPMENT--0.92%

II-VI Inc. (a)(b)                                                                              387,400               $     6,756,256
------------------------------------------------------------------------------------------------------------------------------------
Thomas & Betts Corp. (a)                                                                       392,100                    12,664,830
====================================================================================================================================
                                                                                                                          19,421,086
====================================================================================================================================

ELECTRONIC EQUIPMENT MANUFACTURERS--1.08%

Daktronics, Inc. (a)(b)                                                                        303,200                     6,564,280
------------------------------------------------------------------------------------------------------------------------------------
FLIR Systems, Inc. (a)(b)                                                                      536,600                    16,258,980
====================================================================================================================================
                                                                                                                          22,823,260
====================================================================================================================================

ELECTRONIC MANUFACTURING SERVICES--0.58%

Trimble Navigation Ltd. (a)(b)                                                                 361,000                    12,205,410
====================================================================================================================================

ENVIRONMENTAL SERVICES--0.61%

Stericycle, Inc. (a)(b)                                                                        291,600                    12,888,720
====================================================================================================================================

FERTILIZERS & AGRICULTURAL CHEMICALS--0.69%

Scotts Co. (The)-Class A (a)(b)                                                                207,100                    14,544,633
====================================================================================================================================

FOOD DISTRIBUTORS--0.69%

United Natural Foods, Inc. (a)(b)                                                              505,300                    14,466,739
====================================================================================================================================

FOOTWEAR--0.44%

Wolverine World Wide, Inc.                                                                     435,600                     9,334,908
====================================================================================================================================

HEALTH CARE EQUIPMENT--5.16%

American Medical Systems Holdings, Inc. (a)                                                    724,600                    12,448,628
------------------------------------------------------------------------------------------------------------------------------------
Integra LifeSciences Holdings (a)                                                              400,300                    14,098,566
------------------------------------------------------------------------------------------------------------------------------------
Intuitive Surgical, Inc. (a)                                                                   291,900                    13,272,693
------------------------------------------------------------------------------------------------------------------------------------
Mentor Corp. (b)                                                                               437,200                    14,034,120
------------------------------------------------------------------------------------------------------------------------------------
NuVasive, Inc. (a)                                                                             687,500                     8,882,500
------------------------------------------------------------------------------------------------------------------------------------
ResMed Inc. (a)(b)                                                                             191,100                    10,778,040
------------------------------------------------------------------------------------------------------------------------------------
Syneron Medical Ltd. (Israel) (a)(b)                                                           354,700                    11,300,742
------------------------------------------------------------------------------------------------------------------------------------
Varian Inc. (a)                                                                                305,200                    11,564,028
------------------------------------------------------------------------------------------------------------------------------------
Wright Medical Group, Inc. (a)                                                                 511,500                    12,276,000
====================================================================================================================================
                                                                                                                         108,655,317
====================================================================================================================================

HEALTH CARE FACILITIES--1.85%

AmSurg Corp. (a)(b)                                                                            355,450                     8,992,885
------------------------------------------------------------------------------------------------------------------------------------
LifePoint Hospitals, Inc. (a)(b)                                                               398,500                    17,470,240
------------------------------------------------------------------------------------------------------------------------------------
VCA Antech, Inc. (a)(b)                                                                        617,600                    12,494,048
====================================================================================================================================
                                                                                                                          38,957,173
====================================================================================================================================

HEALTH CARE SERVICES--3.40%

Accredo Health, Inc. (a)                                                                       521,500                    23,159,815
------------------------------------------------------------------------------------------------------------------------------------
Advisory Board Co. (The) (a)                                                                   200,000                     8,740,000
------------------------------------------------------------------------------------------------------------------------------------
Cerner Corp. (a)(b)                                                                            305,600                    16,047,056
------------------------------------------------------------------------------------------------------------------------------------
Pediatrix Medical Group, Inc. (a)                                                              194,600                    13,347,614
------------------------------------------------------------------------------------------------------------------------------------
Renal Care Group, Inc. (a)(b)                                                                  273,600                    10,380,384
====================================================================================================================================
                                                                                                                          71,674,869
====================================================================================================================================

                                                                                                                           MARKET
                                                                                             SHARES                        VALUE
====================================================================================================================================
HEALTH CARE SUPPLIES--1.63%

Gen-Probe Inc. (a)                                                                             337,000               $    15,016,720
------------------------------------------------------------------------------------------------------------------------------------
Immucor, Inc. (a)(b)                                                                           642,844                    19,407,460
====================================================================================================================================
                                                                                                                          34,424,180
====================================================================================================================================

HOME FURNISHINGS--0.44%

Tempur-Pedic International Inc. (a)                                                            492,500                     9,190,050
====================================================================================================================================

HOMEBUILDING--0.76%

Beazer Homes USA, Inc. (b)                                                                     318,900                    15,900,354
====================================================================================================================================

HOTELS, RESORTS & CRUISE LINES--1.22%

Choice Hotels International, Inc.                                                              238,400                    14,768,880
------------------------------------------------------------------------------------------------------------------------------------
Kerzner International Ltd. (Bahamas) (a)                                                       179,400                    10,984,662
====================================================================================================================================
                                                                                                                          25,753,542
====================================================================================================================================

INDUSTRIAL MACHINERY--2.22%

Actuant Corp.-Class A (a)                                                                      219,100                     9,841,972
------------------------------------------------------------------------------------------------------------------------------------
Graco Inc.                                                                                     267,600                    10,800,336
------------------------------------------------------------------------------------------------------------------------------------
IDEX Corp. (b)                                                                                 263,500                    10,632,225
------------------------------------------------------------------------------------------------------------------------------------
JLG Industries, Inc.                                                                           721,200                    15,541,860
====================================================================================================================================
                                                                                                                          46,816,393
====================================================================================================================================

INTERNET SOFTWARE & SERVICES--1.74%

Digital River, Inc. (a)                                                                        388,100                    12,093,196
------------------------------------------------------------------------------------------------------------------------------------
ValueClick, Inc. (a)                                                                         1,026,900                    10,895,409
------------------------------------------------------------------------------------------------------------------------------------
Websense, Inc. (a)(b)                                                                          254,300                    13,681,340
====================================================================================================================================
                                                                                                                          36,669,945
====================================================================================================================================

INVESTMENT BANKING & BROKERAGE--0.43%

Jefferies Group, Inc. (b)                                                                      241,500                     9,099,720
====================================================================================================================================

INVESTMENT COMPANIES - EXCHANGE TRADED FUNDS--0.74%

iShares Nasdaq Biotechnology Index Fund (a)(b)                                                 244,700                    15,592,284
====================================================================================================================================

IT CONSULTING & OTHER SERVICES--1.04%

MPS Group, Inc. (a)                                                                            974,900                    10,246,199
------------------------------------------------------------------------------------------------------------------------------------
Sapient Corp. (a)                                                                            1,574,000                    11,561,030
====================================================================================================================================
                                                                                                                          21,807,229
====================================================================================================================================

LEISURE PRODUCTS--1.81%

Marvel Enterprises, Inc. (a)                                                                   681,500                    13,630,000
------------------------------------------------------------------------------------------------------------------------------------
Nautilus Inc. (b)                                                                              615,500                    14,624,280
------------------------------------------------------------------------------------------------------------------------------------
RC2 Corp. (a)                                                                                  288,300                     9,802,200
====================================================================================================================================
                                                                                                                          38,056,480
====================================================================================================================================

                                                                                                                           MARKET
                                                                                             SHARES                        VALUE
====================================================================================================================================
MARINE--0.34%

Kirby Corp. (a)                                                                                172,200               $     7,237,566
====================================================================================================================================

MOVIES & ENTERTAINMENT--1.19%

Imax Corp. (Canada) (a)(b)                                                                   1,017,100                     9,398,004
------------------------------------------------------------------------------------------------------------------------------------
Lions Gate Entertainment Corp. (Canada) (a)(b)                                               1,414,900                    15,634,645
====================================================================================================================================
                                                                                                                          25,032,649
====================================================================================================================================

MULTI-LINE INSURANCE--0.48%

HCC Insurance Holdings, Inc.                                                                   280,400                    10,139,264
====================================================================================================================================

OIL & GAS DRILLING--1.33%

Patterson-UTI Energy, Inc.                                                                     475,400                    11,894,508
------------------------------------------------------------------------------------------------------------------------------------
Unit Corp. (a)                                                                                 355,100                    16,039,867
====================================================================================================================================
                                                                                                                          27,934,375
====================================================================================================================================

OIL & GAS EQUIPMENT & SERVICES--1.89%

Cal Dive International, Inc. (a)(b)                                                            340,800                    15,438,240
------------------------------------------------------------------------------------------------------------------------------------
Core Laboratories N.V. (Netherlands) (a)                                                       432,700                    11,107,409
------------------------------------------------------------------------------------------------------------------------------------
FMC Technologies, Inc. (a)(b)                                                                  402,500                    13,354,950
====================================================================================================================================
                                                                                                                          39,900,599
====================================================================================================================================

OIL & GAS EXPLORATION & PRODUCTION--1.21%

Encore Acquisition Co. (a)                                                                     249,900                    10,320,870
------------------------------------------------------------------------------------------------------------------------------------
Quicksilver Resources Inc. (a)(b)                                                               96,900                     4,721,937
------------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.                                                                          448,200                    10,469,952
====================================================================================================================================
                                                                                                                          25,512,759
====================================================================================================================================

PHARMACEUTICALS--1.01%

First Horizon Pharmaceutical Corp. (a)                                                         563,800                     9,516,944
------------------------------------------------------------------------------------------------------------------------------------
MGI Pharma, Inc. (a)(b)                                                                        463,700                    11,717,699
====================================================================================================================================
                                                                                                                          21,234,643
====================================================================================================================================

PROPERTY & CASUALTY INSURANCE--0.46%

ProAssurance Corp. (a)(b)                                                                      245,800                     9,709,100
====================================================================================================================================

REGIONAL BANKS--3.14%

Amegy Bancorp., Inc.                                                                           564,800                    10,364,080
------------------------------------------------------------------------------------------------------------------------------------
East West Bancorp, Inc. (b)                                                                    228,700                     8,443,604
------------------------------------------------------------------------------------------------------------------------------------
PrivateBancorp, Inc. (b)                                                                       316,800                     9,950,688
------------------------------------------------------------------------------------------------------------------------------------
Silicon Valley Bancshares (a)(b)                                                               329,100                    14,500,146
------------------------------------------------------------------------------------------------------------------------------------
Texas Capital Bancshares, Inc. (a)                                                             204,700                     4,298,700
------------------------------------------------------------------------------------------------------------------------------------
Texas Regional Bancshares, Inc.-Class A                                                        276,200                     8,316,382
------------------------------------------------------------------------------------------------------------------------------------
UCBH Holdings, Inc.                                                                            259,000                    10,334,100
====================================================================================================================================
                                                                                                                          66,207,700
====================================================================================================================================

                                                                                                                           MARKET
                                                                                             SHARES                        VALUE
====================================================================================================================================
RESTAURANTS--3.94%

Jack in the Box Inc. (a)(b)                                                                    387,900               $    14,391,090
------------------------------------------------------------------------------------------------------------------------------------
P.F. Chang's China Bistro, Inc. (a)(b)                                                         294,900                    17,635,020
------------------------------------------------------------------------------------------------------------------------------------
Panera Bread Co.-Class A (a)(b)                                                                339,300                    19,180,629
------------------------------------------------------------------------------------------------------------------------------------
RARE Hospitality International, Inc. (a)(b)                                                    470,400                    14,525,952
------------------------------------------------------------------------------------------------------------------------------------
Sonic Corp. (a)(b)                                                                             519,800                    17,361,320
====================================================================================================================================
                                                                                                                          83,094,011
====================================================================================================================================

SEMICONDUCTOR EQUIPMENT--1.14%

Cymer, Inc. (a)(b)                                                                             466,200                    12,480,174
------------------------------------------------------------------------------------------------------------------------------------
FormFactor Inc. (a)                                                                            511,000                    11,569,040
====================================================================================================================================
                                                                                                                          24,049,214
====================================================================================================================================

SEMICONDUCTORS--2.22%

ARM Holdings PLC-ADR (United Kingdom) (b)                                                    2,247,845                    13,487,070
------------------------------------------------------------------------------------------------------------------------------------
Microsemi Corp. (a)                                                                          1,028,452                    16,753,483
------------------------------------------------------------------------------------------------------------------------------------
Power Integrations, Inc. (a)(b)                                                                233,200                     4,871,548
------------------------------------------------------------------------------------------------------------------------------------
Semtech Corp. (a)(b)                                                                           656,700                    11,735,229
====================================================================================================================================
                                                                                                                          46,847,330
====================================================================================================================================

SPECIALTY STORES--1.79%

Guitar Center, Inc. (a)                                                                        280,400                    15,374,332
------------------------------------------------------------------------------------------------------------------------------------
Regis Corp.                                                                                    303,600                    12,426,348
------------------------------------------------------------------------------------------------------------------------------------
Steiner Leisure Ltd. (Bahamas) (a)                                                             303,200                     9,911,608
====================================================================================================================================
                                                                                                                          37,712,288
====================================================================================================================================

STEEL--0.55%

Cleveland-Cliffs Inc. (b)                                                                      159,300                    11,608,191
====================================================================================================================================

SYSTEMS SOFTWARE--1.61%

Internet Security Systems, Inc. (a)(b)                                                         647,050                    11,841,015
------------------------------------------------------------------------------------------------------------------------------------
Macrovision Corp. (a)                                                                          522,500                    11,907,775
------------------------------------------------------------------------------------------------------------------------------------
RSA Security Inc. (a)(b)                                                                       641,476                    10,167,395
====================================================================================================================================
                                                                                                                          33,916,185
====================================================================================================================================

TECHNOLOGY DISTRIBUTORS--0.47%

ScanSource, Inc. (a)                                                                           192,000                     9,951,360
====================================================================================================================================

TRADING COMPANIES & DISTRIBUTORS--1.24%

Hughes Supply, Inc.                                                                            411,900                    12,254,025
------------------------------------------------------------------------------------------------------------------------------------
MSC Industrial Direct Co., Inc.-Class A (b)                                                    454,800                    13,898,688
====================================================================================================================================
                                                                                                                          26,152,713
====================================================================================================================================

TRUCKING--1.94%

Heartland Express, Inc.                                                                        458,400                     8,778,360
------------------------------------------------------------------------------------------------------------------------------------
Knight Transportation, Inc.                                                                    377,200                     9,305,524
------------------------------------------------------------------------------------------------------------------------------------
Old Dominion Freight Line, Inc. (a)                                                            302,800                     9,432,220
------------------------------------------------------------------------------------------------------------------------------------
Swift Transportation Co., Inc. (a)                                                             604,300                    13,379,202
====================================================================================================================================
                                                                                                                          40,895,306
====================================================================================================================================

                                                                                                                           MARKET
                                                                                             SHARES                        VALUE
====================================================================================================================================
WIRELESS TELECOMMUNICATION SERVICES--0.35%

Alamosa Holdings, Inc. (a)                                                                     624,200               $     7,284,414
====================================================================================================================================

Total Common Stocks & Other Equity Interests
(Cost $1,249,876,969)                                                                                                  1,622,755,918
====================================================================================================================================

MONEY MARKET FUNDS--1.83%

Liquid Assets Portfolio-Institutional Class (c)                                             19,282,201                    19,282,201
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class (c)                                                19,282,201                    19,282,201
====================================================================================================================================

Total Money Market Funds (Cost $38,564,402)                                                                               38,564,402
====================================================================================================================================

TOTAL INVESTMENTS--78.85% (excluding investments
purchased with cash collateral from securities
loaned) (Cost $1,288,441,371)                                                                                          1,661,320,320
====================================================================================================================================

INVESTMENTS PURCHASED WITH CASH COLLATERAL FROM SECURITIES LOANED
MONEY MARKET FUNDS--21.15%

Liquid Assets Portfolio-Institutional Class (c)(d)                                         222,798,321                   222,798,321
------------------------------------------------------------------------------------------------------------------------------------
STIC Prime Portfolio-Institutional Class (c)(d)                                            222,798,322                   222,798,322
====================================================================================================================================
Total Money Market Funds (purchased with cash collateral
from securities loaned) (Cost $445,596,643)                                                                              445,596,643
====================================================================================================================================

TOTAL INVESTMENTS--100.00%  (Cost $1,734,038,014)                                                                    $ 2,106,916,963
____________________________________________________________________________________________________________________________________
====================================================================================================================================

Investment Abbreviations:

ADR                                                  American Depositary Receipt

Notes to Schedule of Investments:

(a) Non-income producing security.

(b) All or a portion of this security has been pledged as collateral for securities lending transactions at March 31, 2005.

(c) The money market fund and the Fund are affiliated by having the same investment advisor. See Note 2.

(d) The security has been segregated to satisfy the forward commitment to return the cash collateral received in securities lending transactions upon the borrower's return of the securities loaned. See Note 3.

    See accompanying notes which are an integral part of this schedule.

NOTES TO QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS
March  31, 2005
(Unaudited)

NOTE 1 - SIGNIFICANT ACCOUNTING POLICIES

Each company listed in the Schedule of Investments is organized in the United States of America unless otherwise noted.

A. SECURITY VALUATIONS - Securities, including restricted securities, are valued according to the following policy.

      A security listed or traded on an exchange (except convertible bonds) is valued at its last sales price as of the close of the customary trading session on the exchange where the security is principally traded, or lacking any sales on a particular day, the security is valued at the closing bid price on that day. Each security traded in the over-the-counter market (but not securities reported on the NASDAQ National Market System) is valued on the basis of prices furnished by independent pricing services, which may be considered fair valued, or market makers. Each security reported on the NASDAQ National Market System is valued at the NASDAQ Official Closing Price ("NOCP") as of the close of the customary trading session on the valuation date or absent a NOCP, at the closing bid price.

      Futures contracts are valued at the final settlement price set by an exchange on which they are principally traded. Listed options are valued at the mean between the last bid and the ask prices from the exchange on which they are principally traded. Options not listed on an exchange are valued by an independent source at the mean between the last bid and ask prices. For purposes of determining net asset value per share, futures and option contracts generally will be valued 15 minutes after the close of the customary trading session of the New York Stock Exchange ("NYSE").

      Investments in open-end registered investment companies and closed-end registered investment companies that do not trade on an exchange are valued at the end of day net asset value per share. Investments in closed-end registered investment companies that trade on an exchange are valued at the last sales price as of the close of the customary trading session on the exchange where the security is principally traded.

      Debt obligations (including convertible bonds) are fair valued using an evaluated quote provided by an independent pricing service. Evaluated quotes provided by the pricing service may be determined without exclusive reliance on quoted prices, and may reflect appropriate factors such as institution-size trading in similar groups of securities, developments related to specific securities, dividend rate, yield, quality, type of issue, coupon rate, maturity, individual trading characteristics and other market data. Short-term obligations having 60 days or less to maturity and commercial paper are valued at amortized cost which approximates market value.

      Securities for which market prices are not provided by any of the above methods are valued based upon quotes furnished by independent sources and are valued at the last bid price in the case of equity securities and in the case of debt obligations, the mean between the last bid and asked prices.

      Foreign securities (including foreign exchange contracts) are converted into U.S. dollar amounts using the applicable exchange rates as of the close of the NYSE. Generally, trading in foreign securities is substantially completed each day at various times prior to the close of the NYSE. The values of such securities used in computing the net asset value of the Fund's shares are determined as of the close of the respective markets. Events affecting the values of such foreign securities may occur between the times at which the particular foreign market closes and the close of the customary trading session of the NYSE which would not ordinarily be reflected in the computation of the Fund's net asset value. If the event is likely to have affected the closing price of the security, the security will be valued at fair value in good faith using procedures approved by the Board of Trustees. Adjustments to closing prices to reflect fair value may also be based on a screening process of an independent pricing service to indicate the degree of certainty, based on historical data, that the closing price in the principal market where a foreign security trades is not the current market value as of the close of the NYSE. Foreign securities meeting the approved degree of certainty that the price is not reflective of current market value will be priced at the indication of fair value from the independent pricing service. Multiple factors may be considered by the independent pricing service in determining adjustments to reflect fair value and may include information relating to sector indices, ADRs and domestic and foreign index futures.

      Securities for which market quotations are not readily available or are unreliable are valued at fair value as determined in good faith by or under the supervision of the Trust's officers following procedures approved by the Board of Trustees. Issuer specific events, market trends, bid/ask quotes of brokers and information providers and other market data may be reviewed in the course of making a good faith determination of a security's fair value.

B. SECURITIES TRANSACTIONS AND INVESTMENT INCOME - Securities transactions are accounted for on a trade date basis. Realized gains or losses on sales are computed on the basis of specific identification of the securities sold. Interest income is recorded on the accrual basis from settlement date. Dividend income is recorded on the ex-dividend date.

      Brokerage commissions and mark ups are considered transaction costs and are recorded as an increase to the cost basis of securities purchased and/or a reduction of proceeds on a sale of securities. Such transaction costs are included in the determination of realized and unrealized gain (loss) from investment securities reported in the Statement of Operations and the Statement of Changes in Net Assets and the realized and unrealized net gains (losses) on securities per share in the Financial Highlights. Transaction costs are included in the calculation of the Fund's net asset value and, accordingly, they reduce the Fund's total returns. These transaction costs are not considered operating expenses and are not reflected in net investment income reported in the Statement of Operations and Statement of Changes in Net Assets, or the net investment income per share and ratios of expenses and net investment income reported in the Financial Highlights, nor are they limited by any expense limitation arrangements between the Fund and the advisor.

      The Fund allocates income and realized and unrealized capital gains and losses to a class based on the relative net assets of each class.

NOTE 2 - INVESTMENTS IN AFFILIATES

The Fund is permitted, pursuant to an exemptive order from the Securities and Exchange Commission to invest daily available cash balances and cash collateral from securities lending transactions in affiliated money market funds. The Fund and the money market funds below have the same investment advisor and therefore, are considered to be affiliated. The tables below show the transactions in and earnings from investments in affiliated money market funds for the three months ended March 31, 2005.

INVESTMENTS OF DAILY AVAILABLE CASH BALANCES:
                                                                      UNREALIZED
                      MARKET VALUE   PURCHASES     PROCEEDS FROM     APPRECIATION    MARKET VALUE  DIVIDEND    REALIZED
FUND                    12/31/04      AT COST         SALES         (DEPRECIATION)     03/31/05     INCOME    GAIN (LOSS)
=========================================================================================================================
Liquid Assets         $12,837,129   $ 70,016,239   $ (63,571,167)   $          --    $ 19,282,201  $ 84,191   $     --
Portfolio
-Institutional
Class
------------------------------------------------------------------------------------------------------------------------
STIC Prime             12,837,129     70,016,239     (63,571,167)              --      19,282,201    86,280         --
Portfolio
-Institutional
Class
=========================================================================================================================
   SUBTOTAL           $25,674,258   $140,032,478   $(127,142,334)   $          --    $ 38,564,402  $170,471   $     --
_________________________________________________________________________________________________________________________
=========================================================================================================================

INVESTMENTS OF CASH COLLATERAL FROM SECURITIES LENDING TRANSACTIONS:
                                                                      UNREALIZED
                      MARKET VALUE   PURCHASES     PROCEEDS FROM     APPRECIATION    MARKET VALUE  DIVIDEND    REALIZED
FUND                    12/31/04      AT COST         SALES         (DEPRECIATION)     03/31/05     INCOME*   GAIN (LOSS)
=========================================================================================================================
Liquid Assets        $ 205,833,934  $ 138,545,054  $(121,580,667)  $     --       $ 222,798,321   $342,034  $     --
Portfolio
-Institutional
Class
-------------------------------------------------------------------------------------------------------------------------
STIC Prime             205,833,935    138,545,054   (121,580,667)        --         222,798,322    350,633        --
Portfolio
-Institutional
Class
=========================================================================================================================
   SUBTOTAL          $ 411,667,869  $ 277,090,108  $(243,161,334)  $     --       $ 445,596,643   $692,667  $     --
=========================================================================================================================
   TOTAL             $ 437,342,127  $ 417,122,586  $(370,303,668)  $     --       $ 484,161,045   $863,138  $     --
_________________________________________________________________________________________________________________________
=========================================================================================================================

* Dividend income is net of income rebate paid to securities lending counterparties.

NOTE 3 - PORTFOLIO SECURITIES LOANED

The Fund may lend portfolio securities having a market value up to one-third of the Fund's total assets. Such loans are secured by collateral equal to no less than the market value of the loaned securities determined daily. Such collateral will be cash or debt securities issued or guaranteed by the U.S. Government or any of its agencies. Cash collateral received in connection with these loans is invested in short-term money market instruments or affiliated money market funds. It is the Fund's policy to obtain additional collateral from or return excess collateral to the borrower by the end of the next business day, following the valuation date of the securities loaned. Therefore, the value of the collateral held may be temporarily less than the value of the securities on loan. Lending securities entails a risk of loss to the Fund if and to the extent that the market value of the securities loaned were to increase and the borrower did not increase the collateral accordingly, and the borrower fails to return the securities. The Fund could also experience delays and costs in gaining access to the collateral. The Fund bears the risk of any deficiency in the amount of the collateral available for return to the borrower due to a loss on the collateral invested.

   At March 31, 2005, securities with an aggregate value of $435,838,099 were on loan to brokers. The loans were secured by cash collateral of $445,596,643 received by the Fund and subsequently invested in affiliated money market funds. For the three months ended March 31, 2005, the Fund received dividends on cash collateral net of income rebate paid to counterparties of $692,667 for securities lending transactions.

NOTE 4 - INVESTMENT SECURITIES

The aggregate amount of investment securities (other than short-term securities and money market funds) purchased and sold by the Fund during the three months ended March 31, 2005 was $198,078,064 and $314,099,357, respectively. For interim reporting periods, the cost of investments for tax purposes includes reversals of certain tax items, such as, wash sales that have occurred since the prior fiscal year-end.

UNREALIZED APPRECIATION (DEPRECIATION) OF INVESTMENT SECURITIES ON A TAX BASIS
--------------------------------------------------------------------------------
Aggregate unrealized appreciation of investment securities        $ 417,247,193
--------------------------------------------------------------------------------
Aggregate unrealized (depreciation) of investment securities        (44,653,806)
================================================================================
Net unrealized appreciation of investment securities              $ 372,593,387
================================================================================
Cost of investments for tax purposes is $1,734,323,576.

Item 2. Controls and Procedures.

     (a) As of March 16, 2005, an evaluation was performed under the supervision and with the participation of the officers of the Registrant, including the Principal Executive Officers ("PEO") and Principal Financial Officer ("PFO"), to assess the effectiveness of the Registrant's disclosure controls and procedures, as that term is defined in Rule 30a-3(c) under the Investment Company Act of 1940 ("Act"), as amended. Based on that evaluation, the Registrant's officers, including the PFO and PEO, concluded that, as of March 16, 2005, the Registrant's disclosure controls and procedures were reasonably designed so as to ensure: (1) that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the time periods specified by the rules and forms of the Securities and Exchange Commission; and (2) that material information relating to the Registrant is made known to the PEO and PFO as appropriate to allow timely decisions regarding required disclosure.

     (b) There have been no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the Act) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

         Certifications of PEO and PFO as required by Rule 30a-2(a) under the Investment Company Act of 1940.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  AIM Growth Series

By:      /s/ ROBERT H. GRAHAM
         ------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    May 27, 2005


Pursuant to the requirements of the Securities and Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.


By:      /s/ ROBERT H. GRAHAM
         ------------------------------------------------
         Robert H. Graham
         Principal Executive Officer

Date:    May 27, 2005


By:      /s/ SIDNEY M. DILGREN
         ------------------------------------------------
         Sidney M. Dilgren
         Principal Financial Officer

Date:    May 27, 2005

                                  EXHIBIT INDEX


Certifications of Principal Executive Officer ("PEO") and Principal Financial Officer ("PFO") as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended.